Goodwill	12 Months Ended
Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Goodwill
Goodwill
Goodwill arising from business combinations is as follows:

	March 29, 2020	March 31, 2019
	$	$
Opening balance	53.1	45.3
Business combination (note 5)	—	7.8
Goodwill	53.1	53.1

The Company completed its annual impairment tests in the years ended March 29, 2020 and March 31, 2019 for goodwill and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in selling, general and administrative expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 56.7% for each CGU. Because the VIU amount exceeds the asset’s carrying amount, the asset is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 8.50% (March 31, 2019 - 9.25%) based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, country-specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company.